UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number:	811-5962

Name of Registrant:	VANGUARD VARIABLE INSURANCE FUNDS

Address of Registrant:	P.O. Box 2600 Valley Forge, PA 19482

Name and address of agent for service:	R. Gregory Barton, Esquire P.O. Box 876 Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2005

Item 1:	Schedule of Investments

Vanguard Variable Insurance Fund - International Portfolio
Schedule of Investments
March 31, 2005

	Shares	Market Value ($000)

COMMON STOCKS (94.3%)

Australia (3.4%)
BHP Billiton Ltd.	414,000	$5,781
Foster's Group Ltd.	1,015,000	4,027
Woolworths Ltd.	216,100	2,682
Macquarie Infrastucture Group	880,907	2,455
Tabcorp Holdings Ltd.	135,021	1,757
Westpac Banking Corp., Ltd.	111,000	1,635
Lend Lease Corp.	94,769	924
News Corp.	43,000	734

	19,995

Austria (0.1%)
Telekom Austria AG	47,000	923

Belgium (0.3%)
KBC Bankverzekeringsholding	25,000	2,113

Brazil (1.7%)
Petrol Brasil Series A ADR	156,000	6,001
* Tele Norte Leste Participacoes ADR	114,800	1,776
Companhia Vale do Rio Doce ADR	65,400	1,738
Unibanco-Uniao de Bancos Brasileiros SA	125,746	873

	10,388

China (0.3%)
CNOOC Ltd.	3,188,500	1,736

Denmark (0.7%)
Danske Bank A/S	140,140	4,076

Finland (0.6%)
* Nokia Oyj	243,778	3,770

France (9.7%)
Suez SA	249,000	6,723
L'Oreal SA	78,900	6,330
Sanofi-Aventis	51,970	4,401
Essilor International SA	56,461	4,089
L'Air Liquide SA (Registered)	22,000	4,057
Groupe Danone	40,000	3,992
Veolia Environnement	107,000	3,803
France Telecom SA	118,000	3,537
Societe Generale Class A	32,800	3,420
LVMH Louis Vuitton Moet Hennessy	44,835	3,364
Imerys SA	42,347	3,207
* Vivendi Universal SA	101,000	3,100
Thales SA	62,000	2,592
BNP Paribas SA	29,500	2,098
Pernod Ricard SA	12,760	1,786
Publicis Groupe SA	32,266	993

	57,492

Germany (5.9%)
Siemens AG	100,000	7,940
SAP AG	37,690	6,085
Porsche AG	6,560	4,772
Bayer AG	117,900	3,906
RWE AG	51,700	3,135
Metro AG	52,000	2,801
Adidas-Salomon AG	17,070	2,715
Bayerische Motoren Werke AG	53,020	2,415
Muenchener Rueckversicherungs-Gesellschaft AG (Registered)	14,336	1,730

	35,499

Hong Kong (1.4%)
Jardine Matheson Holdings Ltd.	117,400	2,042
Cheung Kong Holdings Ltd.	180,000	1,594
Li & Fung Ltd.	678,000	1,233
Hong Kong Exchanges & Clearing Ltd.	424,000	1,093
Sun Hung Kai Properties Ltd.	118,000	1,068
Swire Pacific Ltd. A Shares	129,500	1,023

	8,053

India (1.1%)
State Bank of India Warrants Exp. 12/23/2005	139,000	2,111
Satyam Computer Services Ltd. Warrants Exp. 11/4/2005	191,000	1,804
Zee Telefilm Warrants Exp. 5/19/2006	288,707	927
Oriental Bank of Commerce Warrants Exp. 8/8/2006	102,300	735
ICICI Bank Ltd. Warrants Exp. 1/27/2009	71,596	650
State Bank of India Warrants Exp. 1/5/2006	35,216	528

	6,755

Indonesia (0.7%)
PT Telekomunikasi Indonesia Tbk	3,836,000	1,818
PT Indonesian Satellite Corp. Tbk	2,674,500	1,378
PT Gudang Garam Tbk	229,154	389
PT Hanjaya Mandala Sampoerna Tbk	352,000	385

	3,970

Ireland (2.9%)
Allied Irish Banks PLC (UK)	405,954	8,508
Bank of Ireland	216,000	3,415
CRH PLC	101,300	2,662
Allied Irish Banks PLC	123,400	2,585

	17,170

Israel (0.4%)
Teva Pharmaceutical Industries Ltd. Sponsored ADR	85,000	2,635

Italy (1.4%)
Riunione Adriatica di Sicurta SpA	176,200	4,159
ENI SpA	76,831	2,002
Snam Rete Gas SpA	370,000	2,065

	8,226

Japan (20.4%)
East Japan Railway Co.	1,570	8,447
Mitsui & Co., Ltd.	729,000	6,722
Canon, Inc.	116,900	6,262
KDDI Corp.	1,170	5,789
Toyota Motor Corp.	146,600	5,448
Mitsubishi Tokyo Financial Group Inc.	536	4,629
Mitsubishi Corp.	354,000	4,590
Ricoh Co.	253,000	4,342
Japan Tobacco, Inc.	356	3,957
T & D Holdings, Inc.	77,000	3,916
Asahi Glass Co., Ltd.	346,000	3,645
Mitsui Sumitomo Insurance Co.	352,000	3,223
Nissan Motor Co., Ltd.	312,600	3,202
Sumitomo Electric Industries Ltd.	296,000	3,150
Astellas Pharma Inc.	87,000	2,943
Takeda Chemical Industries Ltd.	59,000	2,812
Sumitomo Realty & Development Co.	231,000	2,784
Konica Minolta Holdings, Inc.	262,000	2,645
Keyence Corp.	10,800	2,501
* UFJ Holdings Inc.	448	2,352
Ito-Yokado Co., Ltd.	57,000	2,273
Takashimaya Co.	222,000	2,272
Nomura Holdings Inc.	163,000	2,263
Denso Corp.	88,000	2,190
Electric Power Development Co., Ltd.	71,000	2,189
Koyo Seiko Co., Ltd.	147,000	1,989
Sumitomo Heavy Industries Ltd.	481,000	1,892
Mitsui Osk Lines Ltd.	281,000	1,805
* Jupiter Telecommunications Co., Ltd.	2,134	1,706
Daito Trust Construction Co., Ltd.	40,000	1,682
Yamada Denki Co., Ltd.	31,900	1,673
Mitsubishi Estate Co., Ltd.	140,000	1,625
SMC Corp.	12,300	1,390
Tokyu Corp.	262,000	1,367
THK Co., Inc.	67,000	1,353
Bridgestone Corp.	72,000	1,323
Mitsui Chemicals, Inc.	227,000	1,269
Omron Corp.	54,200	1,184
Rohm Co., Ltd.	12,200	1,178
Mitsubishi Electric Corp.	199,000	1,030
Honda Motor Co., Ltd.	18,000	901
Nippon Television Network Corp. Warrants Exp. 1/19/2007	5,063	793
Nippon Television Network Corp.	5,040	789
West Japan Railway Co.	180	735
Marui Co., Ltd.	41,000	551
Shinsei Bank, Ltd.	84,000	478
Toho Co., Ltd.	5,600	92

	121,351

Mexico (0.8%)
America Movil SA de CV Series L ADR	86,949	4,487

Netherlands (2.3%)
Royal Dutch Petroleum Co.	112,000	6,730
TPG NV	186,000	5,298
Verenigde Nederlandse Uitgeversbedrijven NV	42,656	1,248
Oce NV	26,575	425

	13,701

Russia (0.5%)
Mobile Telesystems	86,000	3,026

Singapore (0.6%)
Singapore Press Holdings Ltd.	742,000	2,050
Keppel Corp., Ltd.	175,000	1,155
Noble Group Ltd.	600,000	527

	3,732

South Africa (0.5%)
Sasol Ltd.	82,600	1,939
MTN Group Ltd.	127,000	898

	2,837

South Korea (2.5%)
SAMSUNG Electronics Co., Ltd.	5,800	2,859
Hyundai Motor Co. Ltd.	48,000	2,593
Shinsegae Co., Ltd.	6,828	2,107
Daewoo Shipbuilding & Marine Engineering Co., Ltd.	112,000	2,103
Hanjin Shipping Co., Ltd.	71,000	2,056
* SAMSUNG Electronics Co., Ltd. GDR	6,300	1,559
Hana Bank	55,000	1,512

	14,789

Spain (2.5%)
Telefonica SA	278,000	4,840
Banco Santander Central Hispano SA	232,838	2,841
Banco Popular Espanol SA	34,245	2,222
Iberdrola SA	79,000	2,071
Altadis SA	43,457	1,781
Industria de Diseno Textil SA	33,801	1,013

	14,768

Sweden (3.5%)
Sandvik AB	117,200	4,890
Skandinaviska Enskilda Banken AB A Shares	255,400	4,863
Svenska Handelsbanken AB A Shares	156,185	3,705
Atlas Copco AB A Shares	71,410	3,435
SKF AB B Shares	46,211	2,168
* Telefonaktiebolaget LM Ericsson AB Class B	572,800	1,622

	20,683

Switzerland (4.4%)
UBS AG (Registered)	82,100	6,960
Nestle SA (Registered)	23,400	6,435
Cie. Financiere Richemont AG	122,000	3,849
Novartis AG (Registered)	76,000	3,560
* ABB Ltd.	481,380	2,990
Adecco SA (Registered)	38,137	2,103

	25,897

Taiwan (0.5%)
Fubon Financial Holding Co., Ltd. GDR	193,137	1,840
Hon Hai Precision Industry Co., Ltd.	284,059	1,258

	3,098

Thailand (0.3%)
Kasikornbank Public Co. Ltd. (Foreign)	848,200	1,269
PTT Public Co., Ltd.	72,000	355

	1,624

United Kingdom (24.9%)
Tesco PLC	2,446,120	14,629
Royal Bank of Scotland Group PLC	399,580	12,712
Vodafone Group PLC	4,493,600	11,933
BG Group PLC	1,397,000	10,861
Shell Transport & Trading Co. PLC	1,119,000	10,067
Brambles Industries PLC	1,381,809	7,910
Kingfisher PLC	1,313,798	7,166
Signet Group PLC	2,763,000	5,618
Cadbury Schweppes PLC	475,000	4,765
Rio Tinto PLC	132,000	4,267
HBOS PLC	270,279	4,213
GlaxoSmithKline PLC	171,000	3,922
Centrica PLC	867,600	3,785
Prudential PLC	367,500	3,515
Hilton Group PLC	575,000	3,270
Smith & Nephew PLC	323,173	3,032
Kidde PLC	899,600	2,840
Imperial Tobacco Group PLC	108,000	2,834
Carnival PLC	46,315	2,542
Wolseley PLC	121,000	2,534
Reckitt Benckiser PLC	74,200	2,356
Barclays PLC	219,300	2,244
AstraZeneca Group PLC	56,544	2,230
National Grid Transco PLC	238,000	2,207
Premier Farnell PLC	555,000	1,780
Johnson Matthey PLC	93,219	1,740
Unilever PLC	175,000	1,731
Next PLC	54,000	1,623
Standard Chartered PLC	84,400	1,518
Rexam PLC	159,781	1,438
Bunzl PLC	143,000	1,397
Provident Financial PLC	103,200	1,381
Man Group PLC	53,000	1,375
* Cairn Energy PLC	47,363	1,042
British Sky Broadcasting Group PLC	83,000	910
Smiths Group PLC	52,349	842

	148,229

TOTAL COMMON STOCKS
(Cost $473,474)	561,023

TEMPORARY CASH INVESTMENTS (8.2%)

Money Market Fund (7.9%)
Vanguard Market Liquidity Fund, 2.748%**	47,272,045	47,272

	Face
	Amount
	($000)

U.S. Agency Obligation (0.3%)
Federal Home Loan Bank†
(1)2.555%, 4/20/2005	$1,500	1,498

TOTAL TEMPORARY CASH INVESTMENTS
(Cost $48,770)	48,770

TOTAL INVESTMENTS (102.5%)
(Cost $522,244)	609,793

OTHER ASSETS AND LIABILITIES—NET (-2.5%)	(15,040)

NET ASSETS (100%)	$594,753

*Non-income-producing security.
**Money Market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
†The issuer operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. government. If needed, access to additional funding from the U.S. Treasury (beyond the issuer's line-of-credit) would require congressional action.
(1)Security segregated as initial margin for open futures contracts.
ADR—American Depositary Receipt.
GDR—Global Depositary Receipt.

Futures Contracts: The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 98.0% and 4.5%, respectively, of net assets. Futures contracts are valued at their quoted daily settlement prices.

At March 31, 2005, the aggregate settlement value of open futures contracts expiring in June 2005, and the related unrealized appreciation (depreciation) were:

		(000)
Futures Contracts	Number of Long (Short) Contracts	Aggregate Settlement Value	Unrealized Appreciation (Depreciation)

MSCI Pan-Euro Index	708	$16,351	($65)
Topix Index	48	5,286	(46)

The fund enters into forward currency contracts to provide the appropriate currency exposure related to open futures contracts. Forward currency contracts are valued at their quoted daily settlement prices. At March 31, 2005, the fund had open forward currency contracts to receive and deliver currencies as follows:

	(000)
	Contract Amount				Unrealized
Contract Settlement Date	Receive		Deliver		Appreciation (Depreciation)

6/22/2005	EUR	12,667	USD	$16,496	($548)
6/15/2005	JPY	571,623	USD	5,377	(132)

EUR-Euro.     JPY-Japanese yen. USD-U.S. Dollar.

Unrealized appreciation (depreciation) on open forward currency contracts is treated as realized gain (loss) for tax purposes.

Investment Securities: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4:00 p.m. Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

At March 31, 2005, the cost of investment securities for tax purposes was $522,244,000. Net unrealized appreciation of investment securities for tax purposes was $87,549,000, consisting of unrealized gains of $95,423,000 on securities that had risen in value since their purchase and $7,874,000 in unrealized losses on securities that had fallen in value since their purchase.

Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rates on the valuation date as employed by Morgan Stanley Capital International (MSCI) in the calculation of its indexes. As part of the fund’s fair value procedures, exchange rates may be adjusted if they change significantly before the fund’s pricing time but after the time at which the MSCI rates are determined (generally 11:00 a.m. Eastern time).

Item 2:	Controls and Procedures.

(a)	Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)	Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:	Exhibits. (a) Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD VARIABLE INSURANCE FUNDS

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	May 17, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD VARIABLE INSURANCE FUNDS

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	May 17, 2005

VANGUARD VARIABLE INSURANCE FUNDS

BY:	(signature) (HEIDI STAM) THOMAS J. HIGGINS* TREASURER

Date:	May 17, 2005

*By Power of Attorney. Filed on December 20, 2004, see File Number 002-14336. Incorporated by Reference.